CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ 51,086,289	$ (71,049,371)	$ (465,020,512)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	45,215,493	47,386,277	35,858,842
Unrealized (gain) loss on marketable securities		(804,621)	8,598,962
Realized gain on marketable securities	(234,338)	(734,904)
(Income) loss from equity in affiliates	(2,813,849)	(375,509)	165,110
Allowance for doubtful accounts	29,146,892	27,958,218	9,605,824
Share-based compensation	18,903,027	35,656,525	32,023,557
Amortization of discounts related to liability for exclusive rights	935,177	1,882,804	891,441
Amortization of debt discount and issuance cost	37,879
Goodwill impairment charge	0	0	417,822,304
Loss on disposal of subsidiaries			1,054,348
Others	(172,944)	1,155,317	620,084
Changes in operating assets and liabilities:
Restricted cash	438,860	(167,175)	4,403,608
Customer deposits	14,848,744	(10,479,863)	10,433,895
Accounts receivable	(80,108,256)	(88,257,121)	(75,314,964)
Marketable securities	3,916,706	5,826,280
Amounts due from related parties	(944,036)	1,181,561	(227,936)
Properties held for sale and advance payment for properties to be held for sale	(55,657,811)	980,571	596,251
Prepaid expenses and other current assets	(1,573,079)	4,908,018	(5,439,775)
Other non-current assets	(14,399,728)	(4,889,458)	(4,152,077)
Accounts payable	3,688,255	1,726,897	(2,462,505)
Accrued payroll and welfare expenses	34,489,244	18,570,558	13,478,032
Income tax payable	43,664,036	10,449,070	3,454,544
Other tax payable	15,485,548	5,612,517	4,891,322
Amounts due to related parties	(1,243,912)	2,769,138	(3,116,871)
Other current liabilities	40,174,923	3,952,552	11,903,950
Other non-current liabilities	(245,919)	203,288	(8,169)
Deferred taxes	(30,745,061)	(15,644,865)	(20,039,088)
Net cash provided by (used in) operating activities	113,892,140	(22,183,296)	(19,979,823)
Investing activities:
Deposit for and purchase of property and equipment and intangible assets	(32,971,714)	(31,847,330)	(37,280,818)
Purchase of subsidiaries, net of cash acquired	(5,259,451)		(22,685,735)
(Deposit) return for acquisition	(15,745,728)		4,529,880
Proceeds from disposal of subsidiaries			117,457
Proceeds from partial disposal of subsidiaries		157,359	514,156
Investment in affiliates	(5,766,873)	(2,161,001)	(21,567,027)
Capital return of investment in affiliates	6,202,093
Proceeds from sale of properties held for sale			2,149,470
Proceeds from disposal of property and equipment	1,727,724	425,432	1,626,855
Purchase of short-term investment	(1,279,340)
Net cash used in investing activities	(53,093,289)	(33,425,540)	(72,595,762)
Financing activities:
Purchases of shares of CRIC from public		(113,124,632)
Repurchase of CRIC shares			(29,862,792)
New shares issued to management	62,621,240
Contribution from non-controlling interest	8,030,815	291,839	412,364
Proceeds from exercise of options	15,329,388	815,522	1,294,185
Advance from related parties	2,760,000
Proceeds from issuance of convertible senior notes (net of discount of $3,375,000)	131,625,000
Debt issuance costs	(1,551,570)
Payment of call option	(44,999,998)
Repurchase of shares	(17,772,586)	(1,569,815)	(20,071,589)
Dividends	(19,946,745)	(11,866,670)	(20,209,842)
Dividends to non-controlling interests shareholders	(338,941)	(319,675)	(783,403)
Net cash provided by (used in) financing activities	135,756,603	(125,773,431)	(69,221,077)
Effect of exchange rate changes on cash and cash equivalents	5,922,352	218,282	9,984,382
Net increase (decrease) in cash and cash equivalents	202,477,806	(181,163,985)	(151,812,280)
Cash and cash equivalents at the beginning of the year	210,841,368	392,005,353	543,817,633
Cash and cash equivalents at the end of the year	413,319,174	210,841,368	392,005,353
Supplemental disclosure of cash flow information:
Income taxes paid	4,986,562	6,568,082	16,098,204
Non-cash investing and financing activities:
Decrease in amount due to related party due to vesting of restricted shares	(263,106)	(262,594)	(262,500)
Ordinary shares issued in connection with the merger of CRIC		38,786
Additional paid-in capital recognized in connection with the merger of CRIC		102,606,355
Additional paid-in capital recognized in connection with business acquisition			1,785,764
Non-controlling interest recognized in connection with business acquisition	48,518		3,645,881
Non-controlling interest derecognized in connection with the merger of CRIC		254,656,627
Consideration payable for amount recognized in purchase of exclusive rights	8,967,972	22,892,042	35,239,205
Dividend payable to non-controlling interest	$ 536,446	$ 536,446